Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Year	Summary Compensation Table Total for PEO $	Compensation Actually Paid to PEO(1) $	Average Summary Compensation Table Total for Non-PEO NEOs $	Average Compensation Actually Paid to Non-PEO NEOs(1) $	Value of Initial Fixed $100 Investment Based on:		Net Income $	Revenue (excluding pass-through energy charges) $
					Total Shareholder Return(2) $	Peer Group Total Shareholder Return $
2024	1,462,458	1,075,367	624,907	506,457	177.01	107.41	28,237,554	115,370,773
2023	1,446,075	2,546,547	594,319	928,037	239.88	130.40	29,585,391	160,644,059
2022	1,331,100	1,547,295	545,100	609,988	97.91	118.72	5,856,294	76,196,354
2021	907,150	841,379	453,865	434,564	68.57	123.24	875,579	55,182,474
2020	906,312	717,932	446,006	392,276	75.49	100.22	3,711,528	63,143,379

(1)
Compensation Actually Paid represents total compensation as reported in the Summary Compensation Table for that year (i) less the grant-date fair value of any stock and option awards granted during that year, (ii) plus the change in fair value of outstanding and unvested stock and option awards during that year, as well as the fair value of new stock and option awards granted during that year as of the end of the year.

(2)
The Value of Initial Fixed $100 Investment Based on Total Shareholder Return depicts a hypothetical $100 investment in Ordinary Shares on December 31, 2019, and shows the value of that investment over time (assuming the reinvestment of dividends) for each calendar year. Historical stock performance is not necessarily indicative of future stock performance.

PEO Total Compensation Amount	$ 1,462,458	$ 1,446,075	$ 1,331,100	$ 907,150	$ 906,312
PEO Actually Paid Compensation Amount	1,075,367	2,546,547	1,547,295	841,379	717,932
Non-PEO NEO Average Total Compensation Amount	624,907	594,319	545,100	453,865	446,006
Non-PEO NEO Average Compensation Actually Paid Amount	$ 506,457	928,037	609,988	434,564	392,276
Tabular List, Table
Tabular List of the Company’s Most Important Metrics that Link Compensation Actually Paid to the PEO and other NEOs
We consider the list below to be the Company’s most important metrics that link compensation paid to our NEOs, as they are the key metrics that determine the payout under our short-term incentive compensation plan and long-term incentive compensation plan.
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Revenue (excluding pass-through energy charges)

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Net income from continuing operations

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Gross margin

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Earnings per share

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Operating cash flows

Total Shareholder Return Amount	$ 177.01	239.88	97.91	68.57	75.49
Peer Group Total Shareholder Return Amount	107.41	130.4	118.72	123.24	100.22
Net Income (Loss)	$ 28,237,554	$ 29,585,391	$ 5,856,294	$ 875,579	$ 3,711,528
Company Selected Measure Amount	115,370,773	160,644,059	76,196,354	55,182,474	63,143,379
PEO Name	Mr. McTaggart
Measure:: 1
Pay vs Performance Disclosure
Name	Revenue (excluding pass-through energy charges)
Measure:: 2
Pay vs Performance Disclosure
Name	Net income from continuing operations
Measure:: 3
Pay vs Performance Disclosure
Name	Gross margin
Measure:: 4
Pay vs Performance Disclosure
Name	Earnings per share
Measure:: 5
Pay vs Performance Disclosure
Name	Operating cash flows